The Company and Basis Of Presentation (Tables)	12 Months Ended
Dec. 31, 2013
Company Basis of Presentation Healthcare Reform and Significant Accounting Policies (Tables) [Abstract]
Schedule Of Variable Interest Entities Text Block
	2013	2012
Trade accounts receivable, net	$102,549	$99,061
Other current assets	59,695	57,741
Property, plant and equipment, intangible assets & other non-current assets	26,274	26,823
Goodwill	32,759	31,678
Accounts payable, accrued expenses and other liabilities	133,977	122,891
Non-current loans from related parties	12,998	12,998
Equity	74,302	79,414